UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SMALL CAP STOCK FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009


[LOGO OF USAA]
    USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA SMALL CAP STOCK FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48456-1209                                   (C)2009, USAA. All rights reserved.

================================================================================


PORTFOLIO OF INVESTMENTS


USAA SMALL CAP STOCK FUND
October 31, 2009 (unaudited)


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------

               COMMON STOCKS (97.3%)

               CONSUMER DISCRETIONARY (16.9%)
               ------------------------------
               ADVERTISING (1.0%)
      245,900  Arbitron, Inc.  (a)                                                         $        5,331
                                                                                          ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
       75,620  Carter's, Inc.  *                                                                    1,784
       27,800  Fossil, Inc.  *                                                                        743
       29,900  G-III Apparel Group, Ltd.  *                                                           479
      114,500  UniFirst Corp.                                                                       4,817
                                                                                          ---------------
                                                                                                    7,823
                                                                                          ---------------
               APPAREL RETAIL (4.3%)
       67,850  Aeropostale, Inc.  *                                                                 2,546
      354,764  Cato Corp. "A"                                                                       6,992
       50,269  Citi Trends, Inc.  *                                                                 1,324
      213,540  Dress Barn, Inc.  *(a)                                                               3,854
       18,100  Jos. A. Bank Clothiers, Inc.  *                                                        742
      524,960  Stage Stores, Inc.                                                                   6,195
       42,300  Stein Mart, Inc.  *                                                                    402
                                                                                          ---------------
                                                                                                   22,055
                                                                                          ---------------
               AUTO PARTS & EQUIPMENT (0.1%)
       13,200  ATC Technology Corp.  *                                                                276
       16,420  Dorman Products, Inc.  *                                                               240
                                                                                          ---------------
                                                                                                      516
                                                                                          ---------------
               CABLE & SATELLITE (0.2%)
       42,500  Knology, Inc.  *                                                                       427
      118,500  Mediacom Communications Corp. "A"  *                                                   566
       31,600  RCN Corp.  *                                                                           264
                                                                                          ---------------
                                                                                                    1,257
                                                                                          ---------------
               CASINOS & GAMING (0.8%)
       39,800  Bally Technologies, Inc.  *                                                          1,568
       56,832  WMS Industries, Inc.  *                                                              2,272
                                                                                          ---------------
                                                                                                    3,840
                                                                                          ---------------
               EDUCATION SERVICES (0.6%)
      126,680  Corinthian Colleges, Inc.  *                                                         2,009
       49,400  Grand Canyon Education, Inc.  *                                                        801
                                                                                          ---------------
                                                                                                    2,810
                                                                                          ---------------
               HOME FURNISHINGS (0.4%)
       97,300  Tempur-Pedic International, Inc.  *                                                  1,885
                                                                                          ---------------
               HOMEFURNISHING RETAIL (0.2%)
       97,579  Kirklands, Inc.  *                                                                   1,228
                                                                                          ---------------
               HOTELS, RESORTS, & CRUISE LINES (0.7%)
       10,200  Ambassadors Group, Inc.                                                                130


================================================================================
1   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
      120,000  Choice Hotels International, Inc.                                           $        3,578
                                                                                          ---------------
                                                                                                    3,708
                                                                                          ---------------
               HOUSEHOLD APPLIANCES (1.0%)
      232,900  Helen of Troy Ltd.  *                                                                5,319
                                                                                          ---------------
               HOUSEWARES & SPECIALTIES (0.2%)
       19,600  Tupperware Brands Corp.                                                                882
                                                                                          ---------------
               INTERNET RETAIL (1.0%)
       23,400  Netflix, Inc.  *(a)                                                                  1,251
       88,531  NutriSystem, Inc.  (a)                                                               1,905
       72,285  PetMed Express, Inc.                                                                 1,134
       90,930  Ticketmaster Entertainment, Inc.  *                                                    878
                                                                                          ---------------
                                                                                                    5,168
                                                                                          ---------------
               LEISURE PRODUCTS (0.4%)
       24,100  Polaris Industries, Inc.                                                             1,014
      136,200  Smith & Wesson Holding Corp.  *                                                        582
       41,832  Sturm Ruger & Co., Inc.  (a)                                                           444
                                                                                          ---------------
                                                                                                    2,040
                                                                                          ---------------
               MOVIES & ENTERTAINMENT (0.0%)
       12,100  Cinemark Holdings, Inc.                                                                140
                                                                                          ---------------
               PUBLISHING (0.7%)
      189,659  Valassis Communications, Inc.  *                                                     3,458
                                                                                          ---------------
               RESTAURANTS (2.1%)
       82,392  California Pizza Kitchen, Inc.  *                                                    1,070
       36,700  Carrols Restaurant Group, Inc.  *                                                      238
      168,660  CEC Entertainment, Inc.  *                                                           4,927
      185,340  Dominos Pizza, Inc.  *                                                               1,361
       21,800  Jack in the Box, Inc.  *                                                               409
      279,600  Sonic Corp.  *                                                                       2,614
                                                                                          ---------------
                                                                                                   10,619
                                                                                          ---------------
               SPECIALIZED CONSUMER SERVICES (1.0%)
       93,421  Matthews International Corp. "A"                                                     3,431
       38,800  Steiner Leisure Ltd.  *                                                              1,434
                                                                                          ---------------
                                                                                                    4,865
                                                                                          ---------------
               SPECIALTY STORES (0.5%)
      128,314  Hibbett Sports, Inc.  *                                                              2,404
        7,270  Vitamin Shoppe, Inc.  *                                                                128
                                                                                          ---------------
                                                                                                    2,532
                                                                                          ---------------
               TIRES & RUBBER (0.2%)
       68,845  Cooper Tire & Rubber Co.                                                             1,051
                                                                                          ---------------
               Total Consumer Discretionary                                                        86,527
                                                                                          ---------------

               CONSUMER STAPLES (5.5%)
               -----------------------
               FOOD DISTRIBUTORS (0.4%)
       45,600  Spartan Stores, Inc.                                                                   646
       54,858  United Natural Foods, Inc.  *                                                        1,322
                                                                                          ---------------
                                                                                                    1,968
                                                                                          ---------------
               FOOD RETAIL (1.0%)
      114,300  Casey's General Stores, Inc.                                                         3,604
       67,710  Pantry, Inc.  *                                                                        955
       16,640  Weis Markets, Inc.                                                                     589
                                                                                          ---------------
                                                                                                    5,148
                                                                                          ---------------
               PACKAGED FOODS & MEAT (2.0%)
       13,070  American Dairy, Inc.  *(a)                                                             378
       18,600  American Italian Pasta Co.  *                                                          506



================================================================================
                                                 Portfolio of Investments  |   2

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       48,768  Diamond Foods, Inc.                                                         $        1,470
       26,320  J & J Snack Foods Corp.                                                              1,031
       30,509  Lancaster Colony Corp.                                                               1,482
      177,200  Lance, Inc.                                                                          4,274
       27,844  Sanderson Farms, Inc.                                                                1,019
                                                                                          ---------------
                                                                                                   10,160
                                                                                          ---------------
               PERSONAL PRODUCTS (1.7%)
      162,300  Herbalife Ltd.                                                                       5,462
      134,103  Nu Skin Enterprises, Inc. "A"                                                        3,052
                                                                                          ---------------
                                                                                                    8,514
                                                                                          ---------------
               SOFT DRINKS (0.1%)
       10,080  Coca-Cola Bottling Co. Consolidated                                                    453
                                                                                          ---------------
               TOBACCO (0.3%)
      297,000  Alliance One International, Inc.  *                                                  1,310
        9,800  Universal Corp.                                                                        407
                                                                                          ---------------
                                                                                                    1,717
                                                                                          ---------------
               Total Consumer Staples                                                              27,960
                                                                                          ---------------

               ENERGY (4.2%)
               -------------
               COAL & CONSUMABLE FUELS (0.2%)
      234,020  International Coal Group, Inc.  *(a)                                                   957
                                                                                          ---------------
               OIL & GAS EQUIPMENT & SERVICES (1.6%)
      156,549  Cal Dive International, Inc.  *                                                      1,202
       18,200  Dresser-Rand Group, Inc.  *                                                            536
       12,580  ENGlobal Corp.  *                                                                       37
       11,771  Geokinetics, Inc.  *                                                                   189
       76,546  Matrix Service Co.  *                                                                  679
       32,400  Oil States International, Inc.  *                                                    1,116
      101,608  RPC, Inc.                                                                              950
       31,289  Seacor Holdings, Inc.  *                                                             2,543
       76,700  Willbros Group, Inc.  *                                                              1,008
                                                                                          ---------------
                                                                                                    8,260
                                                                                          ---------------
               OIL & GAS EXPLORATION & PRODUCTION (2.1%)
       78,564  Gulfport Energy Corp.  *                                                               599
      175,400  Penn Virginia Corp.                                                                  3,552
       76,589  St. Mary Land & Exploration Co.                                                      2,612
       40,727  W&T Offshore, Inc.                                                                     475
       67,400  Whiting Petroleum Corp.  *                                                           3,801
                                                                                          ---------------
                                                                                                   11,039
                                                                                          ---------------
               OIL & GAS REFINING & MARKETING (0.3%)
      138,965  CVR Energy, Inc.  *                                                                  1,462
                                                                                          ---------------
               Total Energy                                                                        21,718
                                                                                          ---------------

               FINANCIALS (14.3%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (1.0%)
      371,900  Ares Capital Corp.                                                                   3,883
       24,156  Calamos Asset Management, Inc. "A"                                                     256
       83,680  Penson Worldwide, Inc.  *(a)                                                           816
                                                                                          ---------------
                                                                                                    4,955
                                                                                          ---------------
               CONSUMER FINANCE (0.9%)
       56,328  Credit Acceptance Corp.  *                                                           1,936
       62,307  Dollar Financial Corp.  *                                                            1,169
       77,860  EZCORP, Inc. "A"  *                                                                  1,010
       42,199  First Cash Financial Services, Inc.  *                                                 725
                                                                                          ---------------
                                                                                                    4,840
                                                                                          ---------------


================================================================================
3   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
       69,732  optionsXpress Holdings, Inc.                                                $        1,090
                                                                                          ---------------
               LIFE & HEALTH INSURANCE (1.1%)
      254,600  Delphi Financial Group, Inc. "A"                                                     5,525
       14,652  FBL Financial Group, Inc. "A"                                                          295
                                                                                          ---------------
                                                                                                    5,820
                                                                                          ---------------
               PROPERTY & CASUALTY INSURANCE (1.0%)
        9,000  Alleghany Corp.  *                                                                   2,250
       21,418  Argo Group International Holdings Ltd.  *                                              727
      127,534  Assured Guaranty Ltd.                                                                2,115
                                                                                          ---------------
                                                                                                    5,092
                                                                                          ---------------
               REAL ESTATE OPERATING COMPANIES (0.1%)
       36,400  PennyMac Mortgage Investment Trust  *                                                  670
                                                                                          ---------------
               REGIONAL BANKS (3.9%)
       99,985  Cardinal Financial Corp.                                                               815
      260,984  First Busey Corp.                                                                    1,010
        8,976  First Financial Corp.                                                                  249
      314,600  First Midwest Bancorp, Inc.                                                          3,272
      204,180  International Bancshares Corp.                                                       3,032
      153,600  MB Financial, Inc.                                                                   2,746
       11,260  Park National Corp.  (a)                                                               654
       21,240  Signature Bank  *                                                                      670
       31,320  Southside Bancshares, Inc.                                                             651
      258,300  Webster Financial Corp.                                                              2,922
       78,950  Westamerica Bancorp                                                                  3,774
                                                                                          ---------------
                                                                                                   19,795
                                                                                          ---------------
               REINSURANCE (1.9%)
      134,100  Platinum Underwriters Holdings Ltd.                                                  4,797
       59,300  Reinsurance Group of America, Inc. "A"                                               2,734
       96,102  Validus Holdings Ltd.                                                                2,431
                                                                                          ---------------
                                                                                                    9,962
                                                                                          ---------------
               REITS - DIVERSIFIED (0.3%)
       28,300  PS Business Parks, Inc.                                                              1,386
                                                                                          ---------------
               REITS - OFFICE (0.4%)
       68,800  Mack-Cali Realty Corp.                                                               2,129
                                                                                          ---------------
               REITS - RESIDENTIAL (0.6%)
       94,700  American Campus Communities, Inc.                                                    2,559
       59,140  Associated Estates Realty Corp.                                                        539
                                                                                          ---------------
                                                                                                    3,098
                                                                                          ---------------
               REITS - RETAIL (1.2%)
      122,686  Acadia Realty Trust                                                                  1,951
      176,400  Realty Income Corp.  (a)                                                             4,089
                                                                                          ---------------
                                                                                                    6,040
                                                                                          ---------------
               REITS - SPECIALIZED (0.6%)
      260,000  DiamondRock Hospitality Co.  *                                                       1,978
       56,180  OMEGA Healthcare Investors, Inc.                                                       852
                                                                                          ---------------
                                                                                                    2,830
                                                                                          ---------------
               SPECIALIZED FINANCE (0.6%)
       89,146  Financial Federal Corp.                                                              1,820
       39,870  Interactive Brokers Group, Inc. "A"  *                                                 638
       27,100  Life Partners Holdings, Inc.  (a)                                                      461
                                                                                          ---------------
                                                                                                    2,919
                                                                                          ---------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
      175,000  NewAlliance Bancshares, Inc.                                                         1,939


================================================================================
                                                 Portfolio of Investments  |   4

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       16,400  Oritani Financial Corp.                                                    $           210
       19,451  United Financial Bancorp, Inc.                                                         250
                                                                                          ---------------
                                                                                                    2,399
                                                                                          ---------------
               Total Financials                                                                    73,025
                                                                                          ---------------

               HEALTH CARE (15.5%)
               -------------------
               BIOTECHNOLOGY (3.0%)
      214,420  Alkermes, Inc.  *                                                                    1,709
       60,200  BioCryst Pharmaceuticals, Inc.  *(a)                                                   538
       96,000  Cubist Pharmaceuticals, Inc.  *                                                      1,626
       73,391  Emergent BioSolutions, Inc.  *                                                       1,058
      192,184  Human Genome Sciences, Inc.  *                                                       3,592
      103,100  Isis Pharmaceuticals, Inc.  *                                                        1,306
       96,078  Martek Biosciences Corp.  *                                                          1,726
      129,837  Maxygen, Inc.  *                                                                       724
       12,173  Myriad Pharmaceuticals, Inc.  *                                                         67
       29,134  NPS Pharmaceuticals, Inc.  *                                                            92
       16,000  Onyx Pharmaceuticals, Inc.  *                                                          426
       38,510  Osiris Therapeutics, Inc.  *(a)                                                        245
      234,510  PDL BioPharma, Inc.                                                                  1,972
       19,200  Sangamo Biosciences, Inc.  *                                                           102
       16,185  SciClone Pharmaceuticals, Inc.  *                                                       40
                                                                                          ---------------
                                                                                                   15,223
                                                                                          ---------------
               HEALTH CARE DISTRIBUTORS (0.2%)
       55,700  PSS World Medical, Inc.  *                                                           1,126
                                                                                          ---------------
               HEALTH CARE EQUIPMENT (1.8%)
       50,500  American Medical Systems Holdings, Inc.  *                                             779
      111,800  Cyberonics, Inc.  *                                                                  1,617
      104,426  Invacare Corp.                                                                       2,342
       46,270  Kensey Nash Corp.  *                                                                 1,106
       28,770  Sirona Dental Systems, Inc.  *                                                         774
       85,650  Steris Corp.                                                                         2,506
                                                                                          ---------------
                                                                                                    9,124
                                                                                          ---------------
               HEALTH CARE FACILITIES (0.6%)
      145,200  AmSurg Corp.  *                                                                      3,059
       26,970  NovaMed, Inc.  *(a)                                                                    109
                                                                                          ---------------
                                                                                                    3,168
                                                                                          ---------------
               HEALTH CARE SERVICES (2.8%)
       41,580  Amedisys, Inc.  *(a)                                                                 1,655
      128,780  AMN Healthcare Services, Inc.  *                                                     1,072
       80,774  CorVel Corp.  *                                                                      2,302
       52,570  Emergency Medical Services Corp. "A"  *                                              2,524
       86,370  Gentiva Health Services, Inc.  *                                                     2,073
       65,100  LHC Group, Inc.  *                                                                   1,817
      114,360  Odyssey Healthcare, Inc.  *                                                          1,594
       62,893  RehabCare Group, Inc.  *                                                             1,179
                                                                                          ---------------
                                                                                                   14,216
                                                                                          ---------------
               HEALTH CARE SUPPLIES (1.3%)
       40,570  Haemonetics Corp.  *                                                                 2,090
      109,000  ICU Medical, Inc.  *                                                                 3,815
       43,175  Merit Medical Systems, Inc.  *                                                         733
                                                                                          ---------------
                                                                                                    6,638
                                                                                          ---------------
               LIFE SCIENCES TOOLS & SERVICES (2.6%)
       25,800  Bio-Rad Laboratories, Inc. "A"  *                                                    2,306
      233,710  Bruker Corp.  *                                                                      2,534
      131,500  Charles River Laboratories International, Inc.  *                                    4,802
      120,600  ICON plc ADR  *                                                                      2,979


================================================================================
5   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       50,200  Luminex Corp.  *                                                           $           739
                                                                                          ---------------
                                                                                                   13,360
                                                                                          ---------------
               MANAGED HEALTH CARE (1.5%)
      247,410  Centene Corp.  *                                                                     4,411
       44,030  HealthSpring, Inc.  *                                                                  631
      264,500  Universal American Financial Corp.  *                                                2,645
                                                                                          ---------------
                                                                                                    7,687
                                                                                          ---------------
               PHARMACEUTICALS (1.7%)
       22,200  Hi-Tech Pharmacal Co., Inc.  *                                                         405
      152,505  Medicines Co.  *                                                                     1,097
      133,965  Par Pharmaceutical Companies, Inc.  *                                                2,809
      294,132  Questcor Pharmaceuticals, Inc.  *                                                    1,335
       88,035  Valeant Pharmaceuticals International  *                                             2,588
       67,350  ViroPharma, Inc.  *                                                                    508
                                                                                          ---------------
                                                                                                    8,742
                                                                                          ---------------
               Total Health Care                                                                   79,284
                                                                                          ---------------

               INDUSTRIALS (15.7%)
               -------------------
               AEROSPACE & DEFENSE (1.0%)
        4,500  Argon ST, Inc.  *                                                                       84
        3,700  Cubic Corp.                                                                            128
       38,150  DynCorp International, Inc. "A"  *                                                     648
        9,500  Esterline Technologies Corp.  *                                                        400
       88,251  GenCorp, Inc.  *                                                                       657
       41,315  Stanley, Inc.  *                                                                     1,167
       42,410  TransDigm Group, Inc.                                                                1,662
        5,060  Triumph Group, Inc.                                                                    237
                                                                                          ---------------
                                                                                                    4,983
                                                                                          ---------------
               AIRLINES (0.4%)
       87,830  AirTran Holdings, Inc.  *                                                              372
       12,250  Allegiant Travel Co.  *(a)                                                             462
      176,933  Hawaiian Holdings, Inc.  *                                                           1,254
                                                                                          ---------------
                                                                                                    2,088
                                                                                          ---------------
               COMMERCIAL PRINTING (0.4%)
      300,815  Bowne & Co., Inc.  *                                                                 1,964
                                                                                          ---------------
               CONSTRUCTION & ENGINEERING (1.2%)
       11,400  EMCOR Group, Inc.  *                                                                   269
      140,443  Great Lakes Dredge & Dock Corp.                                                        861
       98,440  MasTec, Inc.  *                                                                      1,161
       42,314  Michael Baker Corp.  *                                                               1,511
       46,043  Orion Marine Group, Inc.  *                                                            877
       87,000  Sterling Construction Co., Inc.  *                                                   1,403
                                                                                          ---------------
                                                                                                    6,082
                                                                                          ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
      236,400  Force Protection, Inc.  *                                                            1,040
                                                                                          ---------------
               DIVERSIFIED SUPPORT SERVICES (0.2%)
       99,300  Comfort Systems USA, Inc.                                                            1,082
                                                                                          ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (2.4%)
       85,400  Acuity Brands, Inc.  (a)                                                             2,704
      322,490  Belden, Inc.                                                                         7,401
      217,881  GT Solar International, Inc.  *(a)                                                   1,144
       21,578  Powell Industries, Inc.  *                                                             794
                                                                                          ---------------
                                                                                                   12,043
                                                                                          ---------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
       26,384  Tetra Tech, Inc.  *                                                                    679
                                                                                          ---------------


================================================================================
                                                 Portfolio of Investments  |   6

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.2%)
       47,750  Administaff, Inc.                                                          $         1,185
                                                                                          ---------------
               INDUSTRIAL CONGLOMERATES (1.7%)
      281,900  Carlisle Companies, Inc.                                                             8,750
                                                                                          ---------------
               INDUSTRIAL MACHINERY (2.9%)
      256,103  Albany International Corp. "A"                                                       4,267
       88,500  Chart Industries, Inc.  *                                                            1,749
       92,070  EnPro Industries, Inc.  *                                                            2,079
       41,200  ESCO Technologies, Inc.  *                                                           1,618
       22,039  L.B. Foster Co. "A"  *                                                                 619
      185,700  Mueller Industries, Inc.                                                             4,394
                                                                                          ---------------
                                                                                                   14,726
                                                                                          ---------------
               MARINE (0.6%)
       85,151  Kirby Corp.  *                                                                       2,878
                                                                                          ---------------
               OFFICE SERVICES & SUPPLIES (1.9%)
      491,700  ACCO Brands Corp.  *                                                                 2,980
       47,600  Sykes Enterprises, Inc.  *                                                           1,130
      123,300  United Stationers, Inc.  *                                                           5,812
                                                                                          ---------------
                                                                                                    9,922
                                                                                          ---------------
               RAILROADS (0.8%)
      139,500  Genesee & Wyoming, Inc. "A"  *                                                       4,047
                                                                                          ---------------
               TRADING COMPANIES & DISTRIBUTORS (1.3%)
      105,056  Beacon Roofing Supply, Inc.  *                                                       1,509
      164,200  GATX Corp.                                                                           4,463
       58,300  Interline Brands, Inc.  *                                                              851
                                                                                          ---------------
                                                                                                    6,823
                                                                                          ---------------
               TRUCKING (0.4%)
       82,600  Knight Transportation, Inc.                                                          1,325
       97,400  Vitran Corp., Inc. "A"  *                                                              834
                                                                                          ---------------
                                                                                                    2,159
                                                                                          ---------------
               Total Industrials                                                                   80,451
                                                                                          ---------------

               INFORMATION TECHNOLOGY (17.8%)
               ------------------------------
               APPLICATION SOFTWARE (2.4%)
        7,624  ACI Worldwide, Inc.  *                                                                 123
        5,700  Actuate Corp.  *                                                                        29
        1,205  Bottomline Technologies, Inc.  *                                                        18
       19,150  I2 Technologies, Inc.  *                                                               301
       79,641  Interactive Intelligence, Inc.  *                                                    1,336
      131,815  JDA Software Group, Inc.  *                                                          2,615
       92,900  Mentor Graphics Corp.  *                                                               678
       89,900  Net 1 U.E.P.S Technologies, Inc.  *                                                  1,572
       59,725  Pegasystems, Inc.                                                                    1,712
      122,990  Quest Software, Inc.  *                                                              2,063
      215,430  TIBCO Software, Inc.  *                                                              1,885
                                                                                          ---------------
                                                                                                   12,332
                                                                                          ---------------
               COMMUNICATIONS EQUIPMENT (2.0%)
      342,224  3Com Corp.  *                                                                        1,759
       53,960  ADTRAN, Inc.                                                                         1,243
      143,000  ARRIS Group, Inc.  *                                                                 1,467
       93,400  Bigband Networks, Inc.  *                                                              346
       15,700  Digi International, Inc.  *                                                            125
      109,500  Harris Stratex Networks, Inc. "A"  *                                                   690
       47,570  InterDigital, Inc.  *                                                                  978
        9,100  Netgear, Inc.  *                                                                       166
       67,650  Oplink Communications, Inc.  *                                                       1,003


================================================================================
7   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       23,898  PCTEL, Inc.  *                                                             $           140
       18,400  SeaChange International, Inc.  *                                                       124
      143,260  Tekelec  *                                                                           2,152
                                                                                          ---------------
                                                                                                   10,193
                                                                                          ---------------
               COMPUTER HARDWARE (1.1%)
      114,896  Cray, Inc.  *                                                                          857
      158,000  Diebold, Inc.                                                                        4,778
                                                                                          ---------------
                                                                                                    5,635
                                                                                          ---------------
               COMPUTER STORAGE & PERIPHERALS (1.2%)
      236,000  Electronics for Imaging, Inc.  *                                                     2,752
       42,500  Isilon Systems, Inc.  *                                                                223
      161,530  Novatel Wireless, Inc.  *                                                            1,441
       95,550  Quantum Corp.  *                                                                       177
      160,300  Xyratex Ltd.  *                                                                      1,675
                                                                                          ---------------
                                                                                                    6,268
                                                                                          ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
       73,520  CSG Systems International, Inc.  *                                                   1,201
       83,840  Euronet Worldwide, Inc.  *                                                           1,983
      139,490  Global Cash Access Holdings, Inc.  *                                                   883
       98,780  Heartland Payment Systems, Inc.                                                      1,214
       89,050  TeleTech Holdings, Inc.  *                                                           1,593
       42,438  TNS, Inc.  *                                                                         1,199
       46,200  VeriFone Holdings, Inc.  *                                                             615
       50,600  Wright Express Corp.  *                                                              1,412
                                                                                          ---------------
                                                                                                   10,100
                                                                                          ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.6%)
       50,800  Coherent, Inc.  *                                                                    1,277
       75,330  MTS Systems Corp.                                                                    1,996
                                                                                          ---------------
                                                                                                    3,273
                                                                                          ---------------
               ELECTRONIC MANUFACTURING SERVICES (0.6%)
       13,000  CTS Corp.                                                                              117
       50,900  Multi-Fineline Electronix, Inc.  *                                                   1,387
      251,198  Nam Tai Electronics, Inc.                                                            1,394
                                                                                          ---------------
                                                                                                    2,898
                                                                                          ---------------
               INTERNET SOFTWARE & SERVICES (1.1%)
       39,940  Digital River, Inc.  *                                                                 912
      172,800  EarthLink, Inc.                                                                      1,400
       72,990  J2 Global Communications, Inc.  *                                                    1,492
       38,016  Vistaprint N.V.  *                                                                   1,941
                                                                                          ---------------
                                                                                                    5,745
                                                                                          ---------------
               IT CONSULTING & OTHER SERVICES (1.8%)
       77,075  Acxiom Corp.  *                                                                        885
      120,800  Maximus, Inc.                                                                        5,588
      277,200  Sapient Corp.  *                                                                     2,256
       20,100  SRA International, Inc. "A"  *                                                         377
                                                                                          ---------------
                                                                                                    9,106
                                                                                          ---------------
               OFFICE ELECTRONICS (0.6%)
      122,900  Zebra Technologies Corp. "A"  *                                                      3,072
                                                                                          ---------------
               SEMICONDUCTOR EQUIPMENT (0.4%)
        8,000  FEI Co.  *                                                                             191
       75,800  Kulicke & Soffa Industries, Inc.  *                                                    352
       49,500  Tessera Technologies, Inc.  *                                                        1,094
       49,440  Ultratech, Inc.  *                                                                     639
                                                                                          ---------------
                                                                                                    2,276
                                                                                          ---------------
               SEMICONDUCTORS (1.8%)
       50,557  Actel Corp.  *                                                                         603


================================================================================
                                                 Portfolio of Investments  |   8

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
       76,000  Advanced Analogic Technologies, Inc.  *                                    $           239
      214,791  Applied Micro Circuits Corp.  *                                                      1,680
      120,660  Cirrus Logic, Inc.  *                                                                  584
       43,758  IXYS Corp.  *                                                                          293
      186,980  Lattice Semiconductor Corp.  *                                                         357
      117,218  Micrel, Inc.                                                                           876
      170,798  MIPS Technologies, Inc.  *                                                             675
      124,000  RF Micro Devices, Inc.  *                                                              493
       32,480  Semtech Corp.  *                                                                       502
      124,130  Skyworks Solutions, Inc.  *                                                          1,295
       22,100  Standard Microsystems Corp.  *                                                         426
      193,200  TriQuint Semiconductor, Inc.  *                                                      1,041
                                                                                          ---------------
                                                                                                    9,064
                                                                                          ---------------
               SYSTEMS SOFTWARE (2.0%)
       27,800  FalconStor Software, Inc.  *                                                            93
       55,000  Progress Software Corp.  *                                                           1,271
       98,820  Sybase, Inc.  *                                                                      3,909
      155,754  TeleCommunication Systems, Inc. "A"  *                                               1,392
      221,300  Websense, Inc.  *                                                                    3,554
                                                                                          ---------------
                                                                                                   10,219
                                                                                          ---------------
               TECHNOLOGY DISTRIBUTORS (0.2%)
       31,380  SYNNEX Corp.  *                                                                        807
                                                                                          ---------------
               Total Information Technology                                                        90,988
                                                                                          ---------------

               MATERIALS (3.7%)
               ----------------
               DIVERSIFIED CHEMICALS (0.2%)
       71,584  LSB Industries, Inc.  *                                                                888
                                                                                          ---------------
               FOREST PRODUCTS (0.7%)
       79,700  Deltic Timber Corp.                                                                  3,387
                                                                                          ---------------
               METAL & GLASS CONTAINERS (0.7%)
      107,400  AptarGroup, Inc.                                                                     3,792
                                                                                          ---------------
               PAPER PACKAGING (0.5%)
       56,500  Rock-Tenn Co. "A"                                                                    2,475
                                                                                          ---------------
               SPECIALTY CHEMICALS (1.5%)
       56,430  Innophos Holdings, Inc.                                                              1,092
       68,620  Omnova Solutions, Inc.  *                                                              440
       68,900  PolyOne Corp.  *                                                                       384
      340,400  Zep, Inc.                                                                            5,821
                                                                                          ---------------
                                                                                                    7,737
                                                                                          ---------------
               STEEL (0.1%)
       65,800  Worthington Industries, Inc.                                                           727
                                                                                          ---------------
               Total Materials                                                                     19,006
                                                                                          ---------------

               TELECOMMUNICATION SERVICES (0.7%)
               ---------------------------------
               ALTERNATIVE CARRIERS (0.4%)
       24,200  Cogent Communications Group, Inc.  *                                                   245
       41,520  PAETEC Holding Corp.  *                                                                135
      183,180  Premiere Global Services, Inc.  *                                                    1,368
                                                                                          ---------------
                                                                                                    1,748
                                                                                          ---------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
       16,100  NTELOS Holdings Corp.                                                                  243
       84,320  USA Mobility, Inc.                                                                     919
      102,136  Virgin Mobile USA, Inc. "A"  *                                                         409
                                                                                          ---------------
                                                                                                    1,571
                                                                                          ---------------
               Total Telecommunication Services                                                     3,319
                                                                                          ---------------


================================================================================
9   |  USAA Small Cap Stock Fund

================================================================================


                                                                                                   MARKET
 NUMBER                                                                                             VALUE
 OF SHARES     SECURITY                                                                             (000)
 --------------------------------------------------------------------------------------------------------
               UTILITIES (3.0%)
               ----------------
               ELECTRIC UTILITIES (1.5%)
      140,700  UniSource Energy Corp.                                                     $         4,064
       13,540  Unitil Corp.                                                                           280
      161,200  Weststar Energy, Inc.                                                                3,087
                                                                                          ---------------
                                                                                                    7,431
                                                                                          ---------------
               GAS UTILITIES (1.5%)
      110,500  Atmos Energy Corp.                                                                   3,077
       55,650  New Jersey Resources Corp.                                                           1,959
        7,100  South Jersey Industries, Inc.                                                          251
       73,800  WGL Holdings, Inc.                                                                   2,440
                                                                                          ---------------
                                                                                                    7,727
                                                                                          ---------------
               WATER UTILITIES (0.0%)
        5,710  Consolidated Water Co. Ltd.                                                             84
                                                                                          ---------------
               Total Utilities                                                                     15,242
                                                                                          ---------------
               Total Common Stocks (cost: $471,206)                                               497,520
                                                                                          ---------------


               MONEY MARKET INSTRUMENTS (2.7%)

               MONEY MARKET FUNDS (2.7%)
    13,813,670 State Street Institutional Liquid Reserve Fund, 0.25% (b)(cost:  $13,814)           13,814
                                                                                          ---------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (3.9%)

               MONEY MARKET FUNDS (1.4%)
     7,307,096 BlackRock Liquidity Funds TempFund, 0.18%(b)                                         7,307
                                                                                          ---------------

 PRINCIPAL
 AMOUNT
 (000)
 --------------------------------------------------------------------------------------------------------

               REPURCHASE AGREEMENTS (2.5%)
$ 3,500        Credit Suisse First Boston LLC, 0.07%, acquired on 10/30/2009 and due
                    11/02/2009 at $3,500 (collateralized by $3,575 of Freddie Mac(d),
                    0.18%(c), due 4/26/2010; market value $3,572)                                   3,500
  9,100        Deutsche Bank Securities, Inc., 0.06%, acquired on 10/30/2009 and due
                    11/02/2009 at $9,100 (collateralized by $9,279 of Fannie Mae(d),
                    5.13%, due 5/28/2024; market value $9,283)                                      9,100
                                                                                          ---------------
               Total Repurchase Agreements                                                         12,600
                                                                                          ---------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $19,907)                                                   19,907
                                                                                          ---------------


               TOTAL INVESTMENTS (COST: $504,927)                                       $         531,241
                                                                                          ===============


================================================================================
                                                Portfolio of Investments  |   10

================================================================================


($ IN 000S)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)       (LEVEL 2)       (LEVEL 3)
                                           QUOTED PRICES       OTHER        SIGNIFICANT
                                             IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                              MARKETS        OBSERVABLE       INPUTS
                                            OR IDENTICAL       INPUTS
                                              ASSETS                                              TOTAL
---------------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                           $       497,520 $            -- $            -- $       497,520
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                               13,814              --              --          13,814
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                                7,307              --              --           7,307
  REPURCHASE AGREEMENTS                                --          12,600              --          12,600
---------------------------------------------------------------------------------------------------------
Total                                     $       518,641 $        12,600 $            -- $       531,241
---------------------------------------------------------------------------------------------------------



================================================================================
11   |  USAA Small Cap Stock Fund

================================================================================


NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Small Cap Stock Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Small Cap Stock Fund Shares and Small Cap Stock Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it


================================================================================
                                       Notes to Portfolio of Investments  |   12

================================================================================


identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.


================================================================================
13   |  USAA Small Cap Stock Fund

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $18,091,000. This amount excludes $732,000 of securities on loan which were sold prior to October 31, 2009.

E. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

F. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $69,603,000 and $43,289,000, respectively, resulting in net unrealized appreciation of $26,314,000.

G. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $511,230,000 at October 31, 2009, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


================================================================================
                                       Notes to Portfolio of Investments  |   14

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR            American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in
               U.S. dollars.
REIT           Real estate investment trust

SPECIFIC NOTES

(a) The security or a portion thereof was out on loan as of October 31, 2009.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2009.
(c) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(d) Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
*       Non-income-producing security.


================================================================================
15   |  USAA Small Cap Stock Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.